Segment Reporting - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of business segments | Segment	4	4
Investment Advice [Member]
Segment Reporting Information [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 6,671,260	$ 6,303,315	$ 5,170,707
Investment Advice [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | No Major Customer [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage			10.00%
Blackstone Real Estate Investment Trust or BREIT [Member] | Investment Advice [Member]
Segment Reporting Information [Line Items]
Revenue from contract with customer, excluding assessed tax	839,900	841,300
Blackstone Private Credit Fund [Member] | Investment Advice [Member]
Segment Reporting Information [Line Items]
Revenue from contract with customer, excluding assessed tax	762,600
UNITED STATES
Segment Reporting Information [Line Items]
Long lived assets	$ 1,100,000	$ 1,000,000
Percentage of revenue	70.00%	77.00%	65.00%
UNITED KINGDOM
Segment Reporting Information [Line Items]
Long lived assets	$ 141,700